Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying amount [member]
Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Long-term loans, including current maturities	€ 281,938	€ 273,863
Debentures	140,087	110,428
Lease liabilities	24,380	22,750
Trade payables, other accounts payable and Other long-term liabilities	14,496	15,144
Total non-derivative financial liabilities	460,901	422,185
Financial power swap		61,537
Contractual cash flows [Member]
Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Long-term loans, including current maturities	375,334	363,553
Debentures	158,051	141,140
Lease liabilities	47,011	35,911
Trade payables, other accounts payable and Other long-term liabilities	14,496	15,144
Total non-derivative financial liabilities	594,892	555,748
Financial power swap		61,537
Less than 1 year [Member]
Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Long-term loans, including current maturities	21,883	30,392
Debentures	41,100	22,878
Lease liabilities	1,916	1,630
Trade payables, other accounts payable and Other long-term liabilities	13,703	13,518
Total non-derivative financial liabilities	78,602	68,418
Financial power swap		33,183
2-3 years [Member]
Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Long-term loans, including current maturities	41,743	42,547
Debentures	72,088	62,710
Lease liabilities	3,895	3,233
Trade payables, other accounts payable and Other long-term liabilities	793	813
Total non-derivative financial liabilities	118,519	109,303
Financial power swap		26,424
4-5 years [Member]
Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Long-term loans, including current maturities	59,691	43,381
Debentures	30,738	55,552
Lease liabilities	3,903	3,194
Trade payables, other accounts payable and Other long-term liabilities		813
Total non-derivative financial liabilities	94,332	102,940
Financial power swap		(2,666)
More than 5 years [Member]
Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Long-term loans, including current maturities	252,017	247,233
Debentures	14,125
Lease liabilities	37,297	27,854
Trade payables, other accounts payable and Other long-term liabilities
Total non-derivative financial liabilities	€ 303,439	275,087
Financial power swap		€ 4,596